Audited Consolidated Balance Sheet as of December 31, 2019 and Unaudited Interim Condensed Consolidated Balance Sheet as of June 30, 2020 - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 38,080	$ 35,933
Advances to suppliers	4,330	4,519
Prepaid expenses and other current assets	567	410
Total current assets	42,977	40,862
Noncurrent assets:
Property and equipment, net	194	209
Operating lease right-of-use assets	2,464	2,538
Other noncurrent assets	1,088	946
Total noncurrent assets	3,746	3,693
Total assets	46,723	44,555
Current liabilities:
Accounts payable	1,947	2,537
Accrued expenses	7,187	5,861
Due to related parties	61	29
Current portion of operating lease liabilities	649	537
Other current liabilities	1,462	1,089
Total current liabilities	11,306	10,053
Noncurrent liabilities:
Long-term loans	2,050	1,436
Operating lease liabilities	1,745	1,935
Total noncurrent liabilities	3,795	3,371
Total liabilities	15,101	13,424
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 27,885,613 and 30,117,881 shares issued and outstanding as of December 31, 2019 and June 30, 2020, respectively)	3	3
Additional paid-in capital	277,618	246,979
Accumulated deficit	(245,682)	(216,845)
Accumulated other comprehensive income	197	140
Total BeyondSpring Inc.’s shareholder’s equity	32,136	30,277
Noncontrolling interests	(514)	854
Total equity	31,622	31,131
Total liabilities and equity	$ 46,723	$ 44,555